Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents.
Cash and Cash Equivalents

	December 31,	December 31,
	2018	2017
	(€ in thousands)
Cash at banks	105,580	48,099
Bank deposits	—	—
	105,580	48,099